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                               BISYS Fund Services
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109

                                                          August 15, 2002

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   BNY Hamilton Funds, Inc. (the "Company"): File Number 33-91932
            --------------------------------------------------------------

Dear Sirs:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information used by the Company does not differ from that contained in Pre-Effective Amendment No. 1 (the "Amendment") to the Company's Registration Statement on Form N-14. This Amendment was filed electronically on August 12, 2002.

         Please direct any questions or comments regarding any matters relating to this filing to the undersigned at 617-824-1211 or to Kurt Decko at 212-558-3250.

                                              Very truly yours,


                                              /s/ Stephanie L. Beckner

                                              Stephanie L. Beckner
                                              Vice President and Senior Counsel

cc:    Nick Patnaik
       (The Bank of New York)